John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778    Fax: 913.660.9157
john.lively@1940actlawgroup.com

February 6, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:    The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Brown Capital Management Mutual Funds (the “Trust”)(File Nos. 33-37458 and 811-06199)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 71 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 72 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Brown Capital Management International Small Company Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding the Fund to the Trust as a new series.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively